Labor and social obligations	12 Months Ended
Dec. 31, 2024
Labor And Social Obligations
Labor and social obligations

14	Labor and social obligations

a) Variable compensation (bonuses)

The bonuses related to variable compensation of employees and management of R$35,857, R$22,185 and R$24,248 are recognized in cost of services and selling, general and administrative expenses in the statements of income for the years ended December 31, 2024, 2023 and 2022, respectively.

b) Afya Limited share-based compensation plans

b.1) Stock options plan

The stock options plan was approved on August 30, 2019 and granted to senior executives and other employees of the Company from that date, with subsequent changes in the exercise price, as approved, on July 29, 2020, July 8, 2022 and July 31, 2023. Such changes were assessed as modifications by the Company and were accounted in accordance with IFRS 2.

On July 31, 2023, the People and ESG Committee approved a change in the share-based compensation plan to retain talents and reinforce the compensation plan. All the holders of stock options granted before July 11, 2022, with exercise price based on the IPO price in Brazilian Reais or above, were offered the possibility to exchange the stock options for a number of Restricted Stock Units (RSUs), resulting in a weighted average conversion ratio of 0.12 RSUs per stock option, with conversion ratios based on fair value of the original plan, at modification date, so that the total fair value of the modified award remained the same as the original plan.

As result of those modifications, the expense related to the share-based payment of the Company reflects the cost of the original award at grant date over the vesting period plus the incremental fair values of the repriced options at modification dates over the vesting period of the stock options.

During the years ended December 31, 2024, 2023 and 2022 the Company had the following grants of stock options to its executives:

	October 2024	December 2023	October 2023	August 2023	April 2023	February 2023	September 2022	July 2022	May 2022

Amount	113,900	232,000	37,000	153,000	30,000	15,000	8,772	1,156,147	70,000
Exercise price at the measurement date	R$73.75	R$60	R$59	R$59	R$57	R$56	R$52	R$52	R$70
Dividend yield (%)	0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Expected volatility (%)	32-45%	34-56%	44-56%	47-56%	48-55%	46-56%	48-58%	48-59%	48-60%
Risk-free interest rate (%)	11-13%	10-11%	11-12%	10-12%	11-13%	13%	12%	13-15%	12-13%
Expected life of stock options (years)	1-5	1-5	1-5	1-5	1-5	1-5	1-5	1-5	1-5
Share price at the measurement date	R$92.78	R$100.97	R$79.12	R$76.45	R$62.51	R$70.69	R$72.59	R$48.24	R$55.54
Valuation model	Binomial	Binomial	Binomial	Binomial	Binomial	Binomial	Binomial	Binomial	Binomial
Weighted average fair value at the measurement date	R$39.71	R$54.25	R$38.67	R$37.04	R$32.04	R$29.54	R$34.86	R$17.98	R$19.13

The table below presents the number and movements in stock options for the years ended December 31, 2024, 2023 and 2022:

	Weighted average exercise price (in Brazilian Reais)	Number of stock options
		2024	2023	2022
Outstanding at January 1	64.33	1,696,064	3,729,287	3,086,728
Granted	73.95	113,900	467,000	1,234,919
Exercised	62.70	(147,955)	(164,214)	-
Stock options exchanged to RSUs	-	-	(1,751,599)	-
Forfeited	102.74	(16,182)	(333,111)	(365,749)
Expired	62.82	(35,148)	(251,299)	(226,611)
Outstanding at December 31	67.31	1,610,679	1,696,064	3,729,287
Exercisable	77.10	427,202	242,235	1,133,774

The share-based compensation expense recognized in selling, general and administrative expenses in the statements of income for the year ended December 31, 2024 was R$17,394 (R$20,850 and R$27,242 in 2023 and 2022, respectively).

b.2) Restricted Stock Units (RSU) Program

On July 8, 2022, the Company approved the Restricted Stock Units (RSU) program for its employees. The participant's right to effectively receive ownership of the restricted shares will be conditioned on the participant's continuance as an employee or director in the business group from the grant date until vesting. The executives will be entitled to these shares in a proportion of 10%, 20%, 30%, 40% each year.

The Company accounts for the RSU plan as an equity-settled plan, except for the portion of labor and social securities obligations.

During the years ended December 31, 2024, 2023 and 2022 the Company had the following grants of RSUs to its executives:

	October 2024	December 2023	October 2023	August 2023	April 2023	February 2023	September 2022	July 2022

Amount	44,500	76,600	63,000	153,490	16,000	8,000	4,678	442,546
Weighted average fair value at the measurement date	R$92.78	R$100.97	R$79.12	R$76.45	R$62.51	R$70.69	R$72.59	R$48.24
Vesting period (years)	1-5	1-5	1-5	1-5	1-5	1-5	1-5	1-5

The table below presents the number and movements in restricted shares for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022

Outstanding at January 1	854,431	447,224	-
Granted	44,500	317,090	447,224
Stock options exchanged to RSUs	-	215,797	-
Exercised	(222,910)	(99,576)	-
Forfeited	(19,387)	(26,104)	-
Outstanding at December 31	656,634	854,431	447,224

Total RSU expenses recognized in selling, general and administrative expenses in the consolidated statement of income for the years ended December 31, 2024, 2023 and 2022 were R$15,030, R$10,685 and R$4,032, respectively. Labor and social obligations expenses were R$8,988, R$7,177 and R$2,167 for the years ended December 31, 2024, 2023 and 2022, respectively.